9. Prepaid expenses and other current assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Value-added tax recoverable, current	$ 268	$ 193
Deposit and prepayment for acquisitions, net of provision of $11,069 and $10,921, respectively	56	56
Other deposit and prepayment, net of provision of $3,973 and $3,584, respectively	2,891	2,659
Other receivable, net of provision of $2,466 and $1,968, respectively	1,803	2,262
Total prepaid expenses and other current assets	$ 5,018	$ 5,170